ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.5%

Aerospace/Defense – 10.3%
Elbit Systems Ltd. (Israel)	1,603	$1,361,091
Embraer SA (Brazil)(a)	38,411	2,279,309
Rolls-Royce Holdings PLC (United Kingdom)(a)(b)	64,349	992,262
Total Aerospace/Defense		4,632,662

Agriculture – 2.3%
British American Tobacco PLC (United Kingdom)(a)	17,778	1,039,480

Airlines – 4.1%
Controladora Vuela Cia de Aviacion SAB de CV (Mexico)(a)(c)	118,837	860,380
Ryanair Holdings PLC (Italy)(a)	17,475	1,010,055
Total Airlines		1,870,435

Auto Parts & Equipment – 3.4%
China Yuchai International Ltd. (China)	39,967	1,538,730

Banks – 14.2%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	94,413	2,044,986
Barclays PLC (United Kingdom)(a)	70,166	1,484,712
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(b)	101,829	1,728,038
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)(b)	58,740	1,160,115
Total Banks		6,417,851

Biotechnology – 3.7%
Argenx SE (Netherlands)(a)(c)	1,130	825,183
Genmab A/S (Denmark)(a)(c)	30,853	827,786
Total Biotechnology		1,652,969

Building Materials – 2.8%
Cemex SAB de CV (Mexico)(a)	109,269	1,250,037

Diversified Financial Services – 4.1%
AerCap Holdings NV (Ireland)	6,788	931,178
Futu Holdings Ltd. (Hong Kong)(a)(c)	6,910	945,011
Total Diversified Financial Services		1,876,189

Electric – 5.3%
E.ON SE (Germany)(a)	57,182	1,266,009
Korea Electric Power Corp. (South Korea)(a)	79,390	1,131,308
Total Electric		2,397,317

Internet – 4.6%
Alibaba Group Holding Ltd. (China)(a)(b)	6,012	754,265
Vnet Group, Inc. (China)(a)(c)	155,704	1,306,357
Total Internet		2,060,622

Mining – 15.2%
Cia de Minas Buenaventura SAA (Peru)(a)	54,833	1,976,182
Gold Fields Ltd. (South Africa)(a)	44,638	2,026,565
Harmony Gold Mining Co. Ltd. (South Africa)(a)	94,319	1,449,683
Sibanye Stillwater Ltd. (South Africa)(a)	114,951	1,416,196
Total Mining		6,868,626

Miscellaneous Manufacturing – 2.1%
Siemens AG (Germany)(a)	7,771	947,129

Pharmaceuticals – 15.9%
Abivax SA (France)(a)(c)	11,802	1,314,153
Ascendis Pharma A/S (Denmark)(a)(c)	5,750	1,315,197
DBV Technologies SA (France)(a)(c)	50,340	1,051,603
GSK PLC(a)	22,100	1,219,699
Novartis AG(a)(b)	7,810	1,192,977
Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. (Israel)(a)(c)	36,431	$1,097,302
Total Pharmaceuticals		7,190,931

Semiconductors – 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	3,845	1,299,418

Telecommunications – 7.6%
Singapore Telecommunications Ltd. (Singapore)(a)	33,818	1,308,418
Telefonica Brasil SA (Brazil)(a)	83,133	1,322,646
VEON Ltd. (Pakistan)(a)(c)	16,962	785,341
Total Telecommunications		3,416,405

Total Common Stocks (Cost $37,531,162)		44,458,801

MONEY MARKET FUNDS – 8.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.29%(d)(e)	3,090,829	3,090,829
Invesco Government & Agency Portfolio - Private Investment Class, 3.28%(d)	645,243	645,243
Total Money Market Funds (Cost $3,736,073)		3,736,072

Total Investments – 106.8% (Cost $41,267,235)		48,194,873
Liabilities in Excess of Other Assets – (6.8%)		(3,071,702)
Net Assets – 100.0%		$45,123,171

PLC - Public Limited Company

(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,653,609; the aggregate market value of the collateral held by the fund is $4,445,155. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,354,326.
(c)	Non-income producing security.
(d)	Rate shown reflects the 7-day yield as of March 31, 2026.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$44,458,801	$–	$–	$44,458,801
Money Market Funds	3,736,072	–	–	3,736,072
Total	$48,194,873	$–	$–	$48,194,873

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	10.3%
Agriculture	2.3
Airlines	4.1
Auto Parts & Equipment	3.4
Banks	14.2
Biotechnology	3.7
Building Materials	2.8
Diversified Financial Services	4.1
Electric	5.3
Internet	4.6
Mining	15.2
Miscellaneous Manufacturing	2.1
Pharmaceuticals	15.9
Semiconductors	2.9
Telecommunications	7.6
Money Market Funds	8.3
Total Investments	106.8
Liabilities in Excess of Other Assets	(6.8)
Net Assets	100.0%